Post-balance sheet events	12 Months Ended
Mar. 31, 2019
Post-balance sheet events
Post-balance sheet events

26.        Post-balance sheet events

In May 2019, the Group concluded a low cost, €750m unsecured (5 year) syndicated bank facility for general corporate purposes. The facility is at a margin of 0.65% over cost of funds, and is a bullet repayment with a 5 year tenor. This facility was fully drawn down in May 2019.

In June 2019, management committed to a plan to sell 10 of the Company’s Boeing 737-800 aircraft. Accordingly, these aircraft are presented as assets held for sale as at 30 June 2019. Efforts to sell these aircraft have started and the sale is expected to be completed over the coming months. At 30 June 2019, these assets are stated at the lower of their carrying amount and fair value less costs to sell.

Between April 1, 2019 and July 25, 2019, the Company had bought back m ordinary shares at a total cost of €137.6m under its €700m share buy-back which commenced in May 2019. This was equivalent to 1.1% of the Company’s share capital at March 31, 2019.  All ordinary shares repurchased are cancelled.